SCHEDULE OF ATTRIBUTION OF EXPENSES BY NATURE TO THEIR FUNCTION (Details) - USD ($) $ in Thousands	3 Months Ended				9 Months Ended
	Sep. 30, 2024		Sep. 30, 2023		Sep. 30, 2024		Sep. 30, 2023
Cost of sales	$ 340,359		$ 195,865		$ 829,253		$ 460,475
Operating Expenses
General and Administrative Expenses	16,301		9,234		42,452		27,526
Stock Based Compensation	15,417		7,144		37,797		18,980
Depreciation and Amortization Expense	358		277		1,024		830
Marketing Expenses	15,261		11,577		43,779		29,527
Research and Development Expenses	3,045		1,931		8,115		5,034
Settlement of Litigation					9,250
Operating Expenses	34,607	[1],[2]	22,742	[3],[4]	103,596	[5],[6]	62,087	[7],[8]
Total Cost of Sales and Operating Expenses	374,966		218,607		932,849		522,562
General and Administrative Expense [Member]
Operating Expenses
Salaries and Benefits	7,314		4,740		19,748		13,907
Stock Based Compensation	2,825		203		6,245		2,290
Administrative Expenses	1,066		1,227		2,835		2,817
Professional Fees	3,917		2,179		10,339		5,794
Depreciation and Amortization Expense	358		277		1,024		830
Other General and Administrative Expenses	821		608		2,261		1,888
Selling and Marketing Expense [Member]
Operating Expenses
Salaries and Benefits	279		230		721		540
Stock Based Compensation for Employees	6		13		11		35
Stock Based Compensation for Agents	2,665		2,769		7,137		5,950
Revenue Share	11,651		7,946		33,190		21,064
Other Marketing and Advertising Cost	660		619		2,720		1,938
Research and Development Expense [Member]
Operating Expenses
Salaries and Benefits	1,681		1,131		4,394		2,537
Stock Based Compensation	308		69		641		193
Other Research and Development	$ 1,056		$ 731		$ 3,080		$ 2,304

[1]	Operating expenses includes Revenue share expense of approximately 11,651 thousand and is recorded in the North American Brokerage segment.
[2]	Operating expenses includes General and administrative expenses, Marketing expenses, Research and development expenses, and Settlement of litigation.
[3]	Operating expenses includes Revenue share expense of approximately 7,946 thousand and is recorded in the North American Brokerage segment.
[4]	Operating expenses includes General and administrative expenses, Marketing expenses, Research and development expenses, and Settlement of litigation.
[5]	Operating expenses includes Revenue share expense of approximately 33,190 thousand and is recorded in the North American Brokerage segment.
[6]	Operating expenses includes General and administrative expenses, Marketing expenses, Research and development expenses, and Settlement of litigation.
[7]	Operating expenses includes Revenue share expense of approximately 21,064 thousand and is recorded in the North American Brokerage segment.
[8]	Operating expenses includes General and administrative expenses, Marketing expenses, Research and development expenses, and Settlement of litigation.